Acquisitions and Dispositions (Tables)	Nov. 18, 2019
Schedule of Business Acquisitions, by Acquisition
The following table presents significant completed acquisitions of wholly-owned merchant solar projects by Dominion Energy.

Completed Acquisition Date	Seller	Number of Projects	Project Location	Project Name(s)	Initial Acquisition (millions) (1)	Project Cost (millions) (2)	Date of Commercial Operations	MW Capacity

February 2017	Community Energy Solar, LLC	1	Virginia	Amazon Solar Farm Virginia—Southhampton	$29	$205	December 2017	100

March 2017	Solar Frontier Americas Holding LLC	1 (3)	California	Midway II	77	78	June 2017	30

May 2017	Cypress Creek Renewables, LLC	1	North Carolina	IS37	154	160	June 2017	79

June 2017	Hecate Energy Virginia C&C LLC	1	Virginia	Clarke County	16	16	August 2017	10

June 2017	Strata Solar Development, LLC/Moorings Farm 2 Holdco, LLC	2	North Carolina	Fremont, Moorings 2	20	20	November 2017	10

September 2017	Hecate Energy Virginia C&C LLC	1	Virginia	Cherrydale	40	41	November 2017	20

October 2017	Strata Solar Development, LLC	2	North Carolina	Clipperton, Pikeville	20	21	November 2017	10

(1)	The purchase price was primarily allocated to Property, Plant and Equipment.

(2)	Includes acquisition cost.

(3)	In April 2017, Dominion Energy discontinued efforts on the acquisition of the additional 20 MW solar project from Solar Frontier Americas Holding LLC.

Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information reflects the consolidated results of operations of Dominion Energy assuming the SCANA Combination had taken place on January 1, 2018. The unaudited pro forma financial information has been presented for illustrative purposes only and may change as Dominion Energy finalizes its valuation of certain assets acquired and liabilities assumed at the acquisition date. The unaudited pro forma financial information is not necessarily indicative of the consolidated results of operations that would have been achieved or the future consolidated results of operations of the combined company.

Twelve Months Ended December 31,
2018 (1)
(millions, except EPS)
Operating Revenue	$17,505
Net income attributable to Dominion Energy	2,081
Earnings Per Common Share – Basic	$2.78
Earnings Per Common Share – Diluted	$2.77
(1)	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.

East Ohio
Schedule Of Discontinued Operation Statement of Income	The following table represents selected information regarding the results of operations of East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
(millions)
Operating revenue	$729	$728	$677
Depreciation and amortization	76	71	55
Other operating expenses	444	428	397
Other income	72	50	49
Interest and related charges	37	33	25
Income tax expense	53	86	87

Net income from discontinued operations	191	160	162

Schedule Of Discontinued Operation Consolidated Balance sheet
The carrying amounts of major classes of assets and liabilities relating to East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	At December 31, 2018	At December 31, 2017
(millions)
Current assets of discontinued operations (1)	$423	$341
Investments	2	2
Property, plant and equipment, net	3,669	3,402
Regulatory assets	711	511
Other deferred charges and other assets, including goodwill and intangible assets	1,275	1,319

Noncurrent assets of discontinued operations	5,657	5,234
Current liabilities of discontinued operations	1,262	951
Long-term debt	1,300	1,415
Deferred income taxes and investment tax credits	716	645
Regulatory liabilities	747	689
Other deferred credits and liabilities	108	110

Noncurrent liabilities of discontinued operations	2,871	2,859
(1) Includes cash and cash equivalents of $9 million and $3 million as of December 31, 2018 and 2017, respectively.

Schedule Of Capital Expenditures And Significant Non Cash
Capital expenditures and significant noncash items relating to East Ohio included the following:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
(millions)
Capital expenditures	$352	$348	$352
Significant noncash items
Accrued capital expenditures	5	8	17

DGP
Schedule Of Discontinued Operation Statement of Income
The following table represents selected information regarding the results of operations of DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
(millions)
Operating revenue	$220	$114	$69
Depreciation and amortization	15	15	14
Impairment of assets and related charges	219	-	-
Other operating expenses	206	91	72
Income tax expense (benefit)	(53)	5	(7)

Net income (loss) from discontinued operations	$(167)	$3	$(10)

Schedule Of Discontinued Operation Consolidated Balance sheet
The carrying amounts of major classes of assets and liabilities relating to DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	At December 31, 2018	At December 31, 2017
(millions)
Current assets of discontinued operations (1)	$21	$17
Noncurrent assets of discontinued operations (2)	192	419
Current liabilities of discontinued operations	11	18
Deferred income taxes and investment tax credits	-	34
Other deferred credits and liabilities	25	24

Noncurrent liabilities of discontinued operations	25	58
(1) Includes cash and cash equivalents of less than a million dollars as of December 31, 2018 and 2017, respectively.
(2) Primarily property, plant and equipment, net.

Schedule Of Capital Expenditures And Significant Non Cash
Capital expenditures and significant noncash items of DGP included the following:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
(millions)
Capital expenditures	$6	$8	$6
Significant noncash items
Impairment of assets and related charges	(219)	-	-

Dominion Energy Questar Corporation
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed	The modifications relate primarily to the finalization of Dominion Energy Questar’s 2016 tax return for the period January 1, 2016 through the Dominion Energy Questar Combination, as well as certain regulatory adjustments.

Amount

(millions)
Total current assets	$224
Investments (1)	58
Property, plant and equipment, net (2)	4,131
Goodwill	3,111
Total deferred charges and other assets, excluding goodwill	75

Total Assets	7,599

Total current liabilities (3)	793
Long-term debt (4)	963
Deferred income taxes	807
Regulatory liabilities	259
Asset retirement obligations	160
Other deferred credits and other liabilities	220

Total Liabilities	3,202

Total purchase price	4,397

(1)
Includes $40 million for an equity method investment in White River Hub. The fair value adjustment on the equity method investment in White River Hub is considered to be equity method goodwill and is not amortized.

(2)	Nonregulated property, plant and equipment, excluding land, will be depreciated over remaining useful lives primarily ranging from 9 to 18 years.
(3)
Includes $301 million of short-term debt, of which no amounts remain outstanding at December 31, 2018, as well as a $250 million variable interest rate term loan due in August 2017 that was paid in July 2017.

(4)	Unsecured senior and medium-term notes with maturities which range from 2017 to 2048 and bear interest at rates from 2.98% to 7.20%.

SCANA
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed
The table below shows the preliminary allocation of the purchase price to the assets acquired and liabilities assumed at closing to be reflected in Dominion Energy’s Consolidated Balance Sheet in the first quarter of 2019. The allocation is subject to change during the measurement period as additional information is obtained about the facts and circumstances that existed at closing. The allocation of the purchase price excludes certain contracts and intangible assets related to nonregulated operations, including SEMI, equity method investments and certain income tax-related
amounts, which will be included as Dominion Energy completes its valuation analysis. As a result, the amount of goodwill included below may change by a material amount as Dominion Energy finalizes the allocation of the purchase price during the first quarter of 2019.

Amount
(millions)
Total current assets	$1,756
Investments	213
Property, plant and equipment	10,982
Goodwill	2,438
Regulatory assets	4,219
Other deferred charges and other assets, including intangible assets	314

Total Assets	19,922

Total current liabilities	1,506
Long-term debt	6,707
Deferred income taxes	1,097
Regulatory liabilities	2,664
Other deferred credits and other liabilities	1,109

Total Liabilities	13,083

Total purchase price	$6,839

Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information reflects the consolidated results of operations of Dominion Energy assuming the Dominion Energy Questar Combination had taken place on January 1, 2016. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of the consolidated results of operations that would have been achieved or the future consolidated results of operations of the combined company.

Twelve Months Ended December 31,
2016 (1)
(millions, except EPS)
Operating Revenue	$12,497
Net income attributable to Dominion Energy	2,300
Earnings Per Common Share – Basic	$3.73
Earnings Per Common Share – Diluted	$3.73

(1)	Amounts include adjustments for non-recurring costs directly related to the Dominion Energy Questar Combination.